CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stocks [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, shares at Dec. 31, 2023
Net loss					$ (22,189,820)	$ (4,161,105)	$ (26,350,925)
Ending balance, value at Dec. 31, 2024	$ 108	$ 209	208,209,037	(20,000)	(88,951,426)	(4,119,284)	115,118,644
Ending balance, shares at Dec. 31, 2024	107,789	208,546
Issuance of common stock for cash, net of offering		$ 266	9,656,719				9,656,985
Issuance of common stock for cash, net of offering, shares		266,329
Issuance of common stock for a reduction of liabilities		$ 3	719,639				719,642
Issuance of common stock for a reduction of liabilities, shares		2,999
Issuance of common stock for legal settlement		$ 57	1,987,004				1,987,061
Issuance of common stock for legal settlement, shares		57,057
Stock based compensation		$ 12	1,509,993				1,510,005
Stock based compensation, shares		11,728
Stock based compensation - consultant		$ 49	1,907,952				1,908,001
Stock based compensation - consultant, shares		49,115
Common stock distributable - Series A Preferred Stock Dividends		$ 30	4,866,220		(4,866,250)
Common stock issued - Series A Preferred Stock Dividends, shares		30,179
Common stock distributable - Series A Preferred Stock Dividends		$ 157	219,843		(220,000)
Common stock distributable - Series A Preferred Stock Dividends, shares		157,143
Shares issued with debt		$ 9	1,449,215				1,449,224
Shares issued with debt, shares		8,750
Shares issued with debt conversion		$ 1,221	16,562,428				16,563,649
Shares issued with debt conversion, shares		1,221,261
Consideration received for divestiture	$ (11)		(10,814,449)				(10,814,460)
Consideration received for divestiture, shares	(11,058)
Excess of consideration for divestiture over net assets transferred			9,326,741				9,326,741
Net loss					(110,231,843)	(5,095)	(110,236,938)
Ending balance, value at Dec. 31, 2025	$ 97	$ 2,013	245,600,342	(20,000)	(204,269,519)	(4,124,379)	37,188,554
Ending balance, shares at Dec. 31, 2025	96,731	2,013,107
Impact of stock split including issuances for fractional shares		$ (17)	17
Impact of stock split including issuances for fractional shares, shares		17,023
Stock based compensation		$ 37	337,464				337,501
Stock based compensation, shares		36,515
Common stock distributable - Series A Preferred Stock Dividends		$ 1,309	2,196,966		(2,198,275)
Common stock distributable - Series A Preferred Stock Dividends, shares		1,309,175
Shares issued with debt forbearance agreement		$ 278	322,722				323,000
Shares issued with debt forebearance agreement, shares		278,449
Shares issued with debt conversion		$ 196	371,514				371,710
Shares issued with debt conversion, shares		195,832
Net loss					(4,577,437)		(4,577,437)
Ending balance, value at Mar. 31, 2026	$ 97	$ 3,850	$ 248,828,991	$ (20,000)	$ (211,045,231)	$ (4,124,379)	$ 33,643,328
Ending balance, shares at Mar. 31, 2026	96,731	3,850,101